Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Spare parts and accessories of flight equipment	$ 16,633	$ 16,117
Current inventories	$ 16,633	$ 16,117